Business Combinations (Details Textual)	Apr. 09, 2018
GACP Finance Co., LLC, [Member]
Business Combinations (Textual)
Description of acquired assets	The Company assumed certain post-Closing obligations under assigned contracts and issued GACP a note payable for $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.